Leases - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of quantitative information about leases for lessee [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities	0.049	0.049
Cash outflow for leases	$ 15	$ 30
Cash outflow for variable, low-value and short-term lease expenses	$ 3	$ 8
Leasehold interest in land, term of contract	25 years
Minimum
Disclosure of quantitative information about leases for lessee [Line Items]
Options to extend lease term	one month
Maximum
Disclosure of quantitative information about leases for lessee [Line Items]
Options to extend lease term	10 years
Leasehold interests in land [Member]
Disclosure of quantitative information about leases for lessee [Line Items]
Useful life measured as period of time, property, plant and equipment	50 years